UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-22202

Morgan Stanley Frontier Emerging Markets Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Arthur Lev 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6963

Date of fiscal year end:	October 31, 2011

Date of reporting period:	July 31, 2011

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

2011 Third Quarter Report

July 31, 2011 (unaudited)

Portfolio of Investments

Morgan Stanley Frontier Emerging Markets Fund, Inc.

	Shares	Value (000)
Common Stocks (82.5%)
Argentina (6.3%)
Commercial Banks
Banco Macro SA ADR	63,000	$2,183
BBVA Banco Frances SA ADR	225,927	2,239
		4,422
Diversified Telecommunication Services
Telecom Argentina SA ADR	65,200	1,649
		6,071
Bangladesh (3.2%)
Pharmaceuticals
Renata Ltd.	12,462	1,914

Textiles, Apparel & Luxury Goods
Apex Adelchi Footwear Ltd.	25,278	1,145
		3,059
Croatia (2.0%)
Diversified Telecommunication Services
Hrvatski Telekom	40,000	1,943

Estonia (1.1%)
Hotels, Restaurants & Leisure
Olympic Entertainment Group AS	571,052	1,112

Kazakhstan (4.3%)
Metals & Mining
Eurasian Natural Resources Corp. PLC	230,575	2,894
Kazakhmys PLC	57,200	1,252
		4,146
Kenya (3.8%)
Beverages
East African Breweries Ltd.	786,632	1,591

Commercial Banks
Barclays Bank of Kenya Ltd.	4,432,964	758
Equity Bank Ltd.	5,008,400	1,280
		2,038
		3,629
Kuwait (10.1%)
Commercial Banks
Burgan Bank (a)	2,021,597	3,663

	Shares	Value (000)
Insurance
Gulf Insurance Co. KSC	883,711	$1,722

Wireless Telecommunication Services
Mobile Telecommunications Co. KSC	329,200	1,194
National Mobile Telecommunication Co. KSC	429,281	3,171
		4,365
		9,750
Lebanon (3.4%)
Commercial Banks
Banque Audi sal-Audi Saradar Group GDR	161,117	1,192
BLOM Bank SAL GDR	253,980	2,053
		3,245
Luxembourg (0.0%)
Oil, Gas & Consumable Fuels
Sadovaya Group SA (a)	12,014	43

Mongolia (1.4%)
Oil, Gas & Consumable Fuels
Mongolian Mining Corp. (a)(b)	1,083,900	1,329

Nigeria (10.7%)
Beverages
Nigerian Breweries PLC	3,248,273	1,915

Commercial Banks
Access Bank PLC	31,142,610	1,354
Diamond Bank PLC	23,711,600	736
First Bank of Nigeria PLC	17,454,399	1,403
Guaranty Trust Bank PLC	24,122,577	2,271
		5,764
Oil, Gas & Consumable Fuels
Oando PLC	10,031,143	2,688
		10,367
Oman (2.1%)
Commercial Banks
Bank Muscat SAOG	1,053,256	1,989

	Shares	Value (000)
Pakistan (3.4%)
Chemicals
Engro Corp. Ltd.	981,993	$1,617

Diversified Telecommunication Services
Pakistan Telecommunication Co., Ltd.	11,063,531	1,632
		3,249
Poland (1.6%)
Food & Staples Retailing
Milkiland N.V. (a)	131,200	1,578

Qatar (14.4%)
Commercial Banks
Qatar National Bank SAQ	80,770	3,138

Diversified Telecommunication Services
Qatar Telecom Q-Tel QSC	48,480	2,082

Energy Equipment & Services
Gulf International Services OSC	191,200	1,518

Industrial Conglomerates
Industries Qatar QSC	84,692	3,194

Insurance
Qatar Insurance Co.	67,711	1,507

Multi-Utilities
Qatar Electricity & Water Co.	63,148	2,407
		13,846
Romania (3.9%)
Commercial Banks
Banca Transilvania (a)	2,859,243	1,146
BRD-Groupe Societe Generale	280,640	1,309
		2,455
Diversified Financial Services
SC Fondul Proprietatea SA	7,500,000	1,301
		3,756
Slovenia (0.2%)
Pharmaceuticals
Krka dd Novo mesto	2,838	246

	Shares	Value (000)
Sri Lanka (5.2%)
Commercial Banks
Commercial Bank of Ceylon PLC	801,928	$1,839

Industrial Conglomerates
John Keells Holdings PLC	1,009,940	1,790

Wireless Telecommunication Services
Dialog Axiata PLC	18,347,188	1,362
		4,991
United Arab Emirates (3.4%)
Air Freight & Logistics
Aramex Co.	6,630,159	3,246

United Kingdom (2.0%)
Pharmaceuticals
Hikma Pharmaceuticals PLC	171,268	1,912
Total Common Stocks (Cost $75,267)		79,507

Participation Notes (11.7%)
Saudi Arabia (11.7%)
Commercial Banks
Etisalat, expires 4/14/14 (a)	733,145	2,057
Riyadh Bank, expires 2/29/12 (a)	308,684	2,054
Samba Financial Group, expires 12/3/12 (a)	139,587	1,824
		5,935
Metals & Mining
Saudi Arabian Mining Co., expires 6/25/12 (a)	297,914	2,089

Wireless Telecommunication Services
Etihad Etisalat Co., expires 4/2/12 (a)	222,963	3,255
Total Participation Notes (Cost $11,183)		11,279

No. of Rights
Rights (0.1%)
Sri Lanka (0.1%)
Commercial Banks
Commercial Bank of Ceylon PLC (a) (Cost $—)	57,280	36

	Shares	Value (000)
Short-Term Investment (4.9%)
Investment Company (4.9%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (c) (Cost $4,707)	4,706,754	$4,707
Total Investments (99.2%) (Cost $91,157) (d)+		95,529
Other Assets in Excess of Liabilities (0.8%)		817
Net Assets (100.0%)		$96,346

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)

The Fund invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Fund in the Liquidity Fund.

(d)

The approximate market value and percentage of net assets, $61,355,000 and 63.7%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

+

At July 31, 2011, the U.S. Federal income tax cost basis of investments was approximately $91,157,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $4,372,000 of which approximately $12,457,000 related to appreciated securities and approximately $8,085,000 related to depreciated securities.

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Fund’s net assets as of July 31, 2011. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Air Freight & Logistics	$—	$3,246	$—	$3,246
Beverages	1,915	1,591	—	3,506
Chemicals	—	1,617	—	1,617
Commercial Banks	10,186	18,367	—	28,553
Diversified Financial Services	—	1,301	—	1,301
Diversified Telecommunication Services	1,649	5,657	—	7,306
Energy Equipment & Services	—	1,518	—	1,518
Food & Staples Retailing	—	1,578	—	1,578
Hotels, Restaurants & Leisure	1,112	—	—	1,112
Industrial Conglomerates	—	4,984	—	4,984
Insurance	1,722	1,507	—	3,229
Metals & Mining	—	4,146	—	4,146
Multi-Utilities	—	2,407	—	2,407
Oil, Gas & Consumable Fuels	2,688	1,372	—	4,060
Pharmaceuticals	1,914	2,158	—	4,072
Textiles, Apparel & Luxury Goods	1,145	—	—	1,145
Wireless Telecommunication Services	—	5,727	—	5,727
Total Common Stocks	22,331	57,176	—	79,507
Participation Notes	7,136	4,143	—	11,279
Rights	—	36	—	36
Short-Term Investment - Investment Company	4,707	—	—	4,707
Total Assets	$34,174	$61,355	$—	$95,529

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of July 31, 2011, securities with a total value of approximately $40,515,000 transferred from Level 1 to Level 2. At July 31, 2011, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Morgan Stanley Frontier Emerging Markets Fund, Inc.

Notes to the Portfolio of Investments • July 31, 2011 (unaudited)

Security Valuation: Securities listed on a foreign exchange are valued at their closing price except as noted below. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and ask prices. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Short-term debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors (the “Directors”) determines such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair value as determined in good faith under procedures adopted by the Directors.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (“NYSE”). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosure (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below.

•                  Level 1 – unadjusted quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Frontier Emerging Markets Fund, Inc.

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
September 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
September 20, 2011

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 20, 2011